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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05987

Morgan Stanley New York Municipal Money Market Trust
         (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
         (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's/Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


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Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments -  September 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                    COUPON      DEMAND
THOUSANDS                                                                                     RATE+       DATE*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------

           NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (89.3%)
$1,800     Dutchess County Industrial Development Agency, Marist College Ser 2000 A            3.84   %  10/05/07      $1,800,000
 2,000     Long Island Power Authority, Electric System Subser 1A                              3.96      10/01/07       2,000,000
           Metropolitan Transportation Authority,
 1,165       Transit Facilities Ser 1999 A MERLOTs 2000 Ser F (FGIC)                           3.92      10/05/07       1,165,000
 3,625       Ser 2002 Subser D-1 (FSA)                                                         3.81      10/05/07       3,625,000
           New York City,
 1,500         Fiscal 2004 Ser A Subser A-5                                                    3.83      10/05/07       1,500,000
 1,700         Fiscal 2006 Subser I-4                                                          3.89      10/05/07       1,700,000
 2,000     New York City Housing Development Corporation, 90 West Street 2006 Ser A            3.83      10/05/07       2,000,000
           New York City Industrial Development Agency,
 1,835        Auditory & Oral School Ser 2006                                                  3.85      10/05/07       1,835,000
 2,900        Brooklyn United Methodist Church Home Civic Facility Ser 2000                    3.84      10/05/07       2,900,000
 1,800        FC Hanson Office Associates LLC Ser 2004                                         3.84      10/05/07       1,800,000
 2,000        Jewish Board of Family & Children's Services Ser 2000                            3.87      10/05/07       2,000,000
 3,645        MSMC Realty Corp Ser 2001                                                        3.88      10/05/07       3,645,000
 1,300        One Bryant Park LLC Ser 2004 A                                                   3.86      10/05/07       1,300,000
 1,300        One Bryant Park LLC Ser 2004 B                                                   4.11      10/01/07       1,300,000
           New York City Municipal Water Finance Authority,
 2,100        Fiscal 2001 Sub-Ser F-1                                                          3.96      10/01/07       2,100,000
 1,380        Fiscal 2005 Ser C P-FLOATs PT-2616 (MBIA)                                        3.90      10/05/07       1,380,000
 3,000     New York City Transitional Finance Authority, Future Tax Fiscal 2007 Ser A
             ROCs II-R Ser 10030                                                               3.91      10/05/07       3,000,000
           New York State Dormitory Authority,
 2,000        Barnard College Ser 2007 B (FGIC)                                                3.83      10/05/07       2,000,000
 3,300        New York City Court Facilities Ser 2005 B                                        3.85      10/05/07       3,300,000
 2,000        Park Ridge Hospital Ser 2005                                                     3.87      10/05/07       2,000,000
   450        The Metropolitan Museum of Art Ser A                                             3.75      10/05/07         450,000
 2,000        Upstate Community Colleges Ser 2005 C (CIFG)                                     3.82      10/05/07       2,000,000
           New York State Housing Finance Agency,
 3,205        Normandie Court I Ser 1991                                                       3.85      10/05/07       3,205,000
 2,300        State Personal Income Tax Economic Development & Housing Ser 2005 C (FGIC)       3.88      10/05/07       2,300,000
 3,800     New York State Local Government Assistance Corporation, Ser 1995 E                  3.85      10/05/07       3,800,000
 1,000     New York State Thruway Authority, Ser 1998 E P-FLOATs PA-532                        3.90      10/05/07       1,000,000
 3,900     Oneida County Industrial Development Agency, Mohawk Valley Community
             College Dormitory Corporation Ser 2004 A                                          3.85      10/05/07       3,900,000
 1,000     Onondaga County Industrial Development Agency, Crouse Health Hospital Ser 2007 A    3.97      10/05/07       1,000,000
 3,000     Ontario County Industrial Development Agency, Frederick Ferris Thompson
             Hospital Civic Facility Ser 2003 B                                                3.87      10/05/07       3,000,000
 1,400     Port Authority of New York & New Jersey, Versatile Structure Ser 2                  3.89      10/01/07       1,400,000
           Puttable Floating Option Tax-Exempts Receipts,
 1,800         New York State Dormitory Authority Interfaith Medical Center P-FLOATs MT-409    3.91      10/05/07       1,800,000
 2,400         New York State Thruway Authority Ser 2005 B P-FLOATs EC-1098 (Ambac)            3.95      10/05/07       2,400,000
 2,000     St Lawrence County Industrial Development Agency, Claxton-Hepburn Medical
              Center Ser 2006                                                                  3.92      10/05/07       2,000,000
 2,500     Tompkins County Industrial Development Agency, Tompkins Cortland Community
              College Foundation Inc Ser 2001 A                                                3.88      10/05/07       2,500,000
 6,400     Triborough Bridge & Tunnel Authority, Ser 2002 F and Ser 2005 B-2                   3.85      10/05/07       6,400,000
                                                                                                                   --------------

           TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
           (Cost $79,505,000)                                                                                          79,505,000
                                                                                                                   --------------

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

                                                                                                          YIELD TO
                                                                                                          MATURITY
                                                                                  COUPON   MATURITY      ON DATE OF
                                                                                   RATE      DATE         PURCHASE
                                                                                ---------  ---------      --------
           NEW YORK TAX-EXEMPT COMMERCIAL PAPER (3.3%)
 2,900     Nassau County Sewer & Storm Water Finance Authority, Ser 2005           3.60    10/22/07       3.60           2,900,000
           (Cost $2,900,000)                                                                                             ---------


           NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES AND BONDS (8.7%)
 2,771     Canaseraga Village, Ser 2007 BANs, dtd 03/27/07                         4.13    03/27/08       4.07           2,771,000
 2,000     Haverstraw, Ser 2007 BANs, dtd 03/14/07                                 4.00    03/14/08       3.64           2,003,167
 1,000     Syracuse, Ser 2007 A RANs, dtd 09/12/07                                 4.50    06/30/08       3.75           1,005,481
 2,000     Tompkins-Seneca-Tioga Board of Cooperative Educational Services,
             Ser 2007 RANs, dtd 09/10/07                                           4.25    06/30/08       3.88           2,005,406
                                                                                                                         ---------
           TOTAL NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES AND BONDS
           (Cost $7,785,054)                                                                                             7,785,054
                                                                                                                         ---------





           TOTAL INVESTMENTS (Cost $90,190,054) (a)                                                     101.3%          90,190,054

           LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (1.3)           (1,147,754)
                                                                                                     ---------        -------------

           NET ASSETS                                                                                  100.0%          $89,042,300
                                                                                                     =========        =============


------------------------
        BANs              Bond Anticipation Notes.
        RANs              Revenue Anticipation Notes.
       MERLOTs            Municipal Exempt Receipts-Liquidity Option Tender.
      P-FLOATs            Puttable Floating Option Tax-Exempt Receipts.
        ROCs              Reset Option Certificates.
          +               Rate shown is the rate in effect at
                          September 30, 2007.
          *               Date on which the principal amount can be recovered
                          through demand.
         (a)              Cost is the same for federal income tax purposes.

Bond Insurance:

        Ambac             Ambac Assurance Corporation.
        CIFG              CIFG Assurance North America Inc.
        FGIC              Financial Guaranty Insurance Company.
         FSA              Financial Guranty Insurance Company.
        MBIA              Municipal Bond Investors Assurance Corporation.

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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007


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